UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Sept. 30, 2004
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

  /S/ Robert J. Cappelli     	                Southfield, MI   	   11/12/04
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          109
                                          -----------------
Form 13F Information Table Value Total:   $     49,500
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]



                                                                SUMMARY TABLE
                                                                Sept. 30, 2004



                                              TITLE             VALUE                                        VOTING
                                              OF                IN       SHARES/  SH/  PUT/  INVESTMT        SOLE
         NAME OF ISSUER                       CLASS  CUSIP      $1,000'S PRN AMT  PRN  CALL  DSCRETN  MGRS   AUTHORITY
AA       ALCOA                                COM    013817101  27       800                 SOLE            800
ABK      AMBAC FINANCIAL                      COM    023139108  280      3,500               SOLE            3,500
ABT      ABBOTT LABS                          COM    002824100  470      11,100              SOLE            11,100
ADBE     ADOBE                                COM    00724F101  371      7,500               SOLE            7,500
ADI      ANALOG DEVICES                       COM    032654105  357      9,200               SOLE            9,200
ADP      AUTOMATIC DATA PROCESSING            COM    53015103   496      12,000              SOLE            12,000
AGN      ALLERGAN                             COM    018490102  370      5,100               SOLE            5,100
AIG      AMERICAN INTERNATIONAL GROUP         COM    026874107  804      11,819              SOLE            11,819
AMAT     APPLIED MATERIALS                    COM    038222105  477      28,900              SOLE            28,900
AMGN     AMGEN                                COM    031162100  659      11,600              SOLE            11,600
APOL     APOLLO GROUP                         COM    037604105  404      5,500               SOLE            5,500
BA       BOEING                               COM    097023105  21       400                 SOLE            400
BAC      BANKAMERICA                          COM    06605F102  468      10,800              SOLE            10,800
BBBY     BED BATH & BEYOND                    COM    075896100  360      9,700               SOLE            9,700
BBY      BEST BUY                             COM    086516101  483      8,900               SOLE            8,900
BK       BANK OF NEW YORK                     COM    064057102  12       400                 SOLE            400
BMET     BIOMET                               COM    90613100   436      9,300               SOLE            9,300
BRK/A    BERKSHIRE HATHAWAY                   COM    084670108  433      5                   SOLE            5
BRL      BARR PHARMACEUTICALS                 COM    068306109  255      6,150               SOLE            6,150
BSC      BEAR STEARNS                         COM    073902108  423      4,400               SOLE            4,400
BSX      BOSTON SCIENTIFIC                    COM    101137107  433      10,900              SOLE            10,900
BUD      ANHEUSER BUSCH                       COM    035229103  467      9,350               SOLE            9,350
C        CITIGROUP                            COM    172967101  1,115    25,270              SOLE            25,270
CAH      CARDINAL HEALTHCARE                  COM    14149Y108  33       757                 SOLE            757
CCU      CLEAR CHANNEL COMMUNICATIONS         COM    184502102  334      10,700              SOLE            10,700
CMCSA    COMCAST                              COM    20030N101  71       2,500               SOLE            2,500
CMCSK    COMCAST                              COM    200300200  363      13,000              SOLE            13,000
COF      CAPITAL ONE FINANCIAL                COM    14040H105  148      2,000               SOLE            2,000
CSCO     CISCO SYSTEMS                        COM    17275R102  1,024    56,600              SOLE            56,600
CTAS     CINTAS                               COM    172908105  462      11,000              SOLE            11,000
CVX      CHEVRONTEXACO                        COM    166764100  558      10,400              SOLE            10,400
DD       DUPONT                               COM    263534109  17       400                 SOLE            400
DELL     DELL COMPUTER                        COM    247025109  968      27,200              SOLE            27,200
DIS      DISNEY (WALT) CO.                    COM    254687106  497      22,050              SOLE            22,050
DUK      DUKE                                 COM    264399106  19       849                 SOLE            849
EBAY     EBAY                                 COM    278642103  634      6,900               SOLE            6,900
ERTS     ELECTRONIC ARTS                      COM    285512109  419      9,100               SOLE            9,100
ESRX     EXPRESS SCRIPTS                      COM    302182100  268      4,100               SOLE            4,100
F        FORD MOTOR COMPANY                   COM    345370100  10       699                 SOLE            699
FDC      FIRST DATA CORP                      COM    319963104  505      11,600              SOLE            11,600
FITB     FIFTH THIRD BANK                     COM    316773100  369      7,500               SOLE            7,500
FNM      FEDERAL NATIONAL MTGE ASSOC.         COM    313586109  450      7,100               SOLE            7,100
FRE      FREDDIE MAC                          COM    313400301  411      6,300               SOLE            6,300
FRX      FOREST LABS                          COM    345838106  351      7,800               SOLE            7,800
G        GILLETTE                             COM    375766102  459      11,000              SOLE            11,000
GCI      GANNETT                              COM    364730101  34       400                 SOLE            400
GDT      GUIDANT                              COM    401698105  436      6,600               SOLE            6,600
GE       GENERAL ELECTRIC                     COM    369604103  1,658    49,360              SOLE            49,360
GENZ     GENZYME                              COM    372917104  386      7,100               SOLE            7,100
GILD     GILEAD SCIENCES                      COM    375558103  576      15,400              SOLE            15,400
GM       GENERAL MOTORS                       COM    370442105  15       347                 SOLE            347
HD       HOME DEPOT                           COM    437076102  533      13,600              SOLE            13,600
HDI      HARLEY DAVIDSON                      COM    412822108  434      7,300               SOLE            7,300
IACI     INTERACTIVE CORP                     COM    45840Q101  291      13,200              SOLE            13,200
IBM      INTL BUS MACHINES                    COM    459200101  943      11,000              SOLE            11,000
IGT      INTERNATIONAL GAME TECH              COM    459902102  478      13,300              SOLE            13,300
INTC     INTEL                                COM    458140100  1,167    58,200              SOLE            58,200
ITW      ILLINOIS TOOLWORKS                   COM    452308109  522      5,600               SOLE            5,600
JNJ      JOHNSON & JOHNSON                    COM    478160104  896      15,900              SOLE            15,900
JPM      J. P. MORGAN                         COM    616880100  544      13,684              SOLE            13,684
KLAC     KLA TENCOR                           COM    482480100  340      8,200               SOLE            8,200
KO       COCA-COLA COMPANY                    COM    191216100  585      14,600              SOLE            14,600
KRB      MBNA                                 COM    55262L100  330      13,100              SOLE            13,100
KSS      KOHLS                                COM    500255104  342      7,100               SOLE            7,100
LLTC     LINEAR TECHNOLOGY                    COM    535678106  424      11,700              SOLE            11,700
LLY      LILLY (ELI) & CO.                    COM    532457108  426      7,100               SOLE            7,100
LOW      LOWES                                COM    548661107  511      9,400               SOLE            9,400
LXK      LEXMARK                              COM    529771107  454      5,400               SOLE            5,400
MDT      MEDTRONIC                            COM    585055106  519      10,000              SOLE            10,000
MHS      MEDCO HEALTH SOLUTIONS               COM    58405U102  28       902                 SOLE            902
MMC      MARSH & MCLENNAN                     COM    571748102  320      7,000               SOLE            7,000
MMM      3M                                   COM    88579Y101  520      6,500               SOLE            6,500
MRK      MERCK                                COM    589331107  403      12,200              SOLE            12,200
MSFT     MICROSOFT                            COM    594918104  1,595    57,700              SOLE            57,700
MWD      MORGAN STANLEY DEAN WITTER           COM    617446448  266      5,400               SOLE            5,400
MXIM     MAXIM INTEGRATED                     COM    57772K101  419      9,900               SOLE            9,900
NTAP     NETWORK APPLIANCE                    COM    64120L104  311      13,500              SOLE            13,500
ORCL     ORACLE SYSTEMS                       COM    68389X105  544      48,200              SOLE            48,200
PAYX     PAYCHEX                              COM    704326107  351      11,650              SOLE            11,650
PEP      PEPSICO                              COM    713448108  467      9,600               SOLE            9,600
PFE      PFIZER                               COM    717081103  1,024    33,475              SOLE            33,475
PG       PROCTOR & GAMBLE                     COM    742718109  747      13,800              SOLE            13,800
QCOM     QUALCOMM                             COM    747525103  793      20,300              SOLE            20,300
QLGC     QLOGIC                               COM    747277101  282      9,500               SOLE            9,500
RD       ROYAL DUTCH PETROLEUM - ADR          COM    780257804  21       400                 SOLE            400
SBUX     STARBUCKS                            COM    855244109  500      11,000              SOLE            11,000
STT      STATE STREET BOSTON                  COM    857477103  48       1,120               SOLE            1,120
SYK      STRYKER                              COM    863667101  481      10,000              SOLE            10,000
SYMC     SYMANTEC                             COM    871503108  560      10,200              SOLE            10,200
SYY      SYSCO                                COM    871829107  338      11,300              SOLE            11,300
TGT      TARGET                               COM    87612E106  145      3,200               SOLE            3,200
TJX      TJX COMPANIES                        COM    872540109  390      17,700              SOLE            17,700
TWX      TIME WARNER                          COM    887317105  427      26,450              SOLE            26,450
TXN      TEXAS INSTRUMENTS                    COM    882508104  502      23,600              SOLE            23,600
UNH      UNITED HEALTH                        COM    91324P102  634      8,600               SOLE            8,600
UPS      UNITED PARCEL SERVICE                COM    911312106  531      7,000               SOLE            7,000
UTX      UNITED TECHNOLOGIES                  COM    913017109  476      5,100               SOLE            5,100
VOD      VODAFONE                             COM    92857W100  16       675                 SOLE            675
VRTS     VERITAS SOFTWARE                     COM    923436109  253      14,200              SOLE            14,200
VZ       VERIZON                              COM    92343V104  435      11,046              SOLE            11,046
WAG      WALGREEN                             COM    931422109  426      11,900              SOLE            11,900
WEC      WISCONSIN ENERGY                     COM    976657106  9        296                 SOLE            296
WFC      WELLS FARGO                          COM    949746101  537      9,000               SOLE            9,000
WMT      WAL-MART STORES                      COM    931142103  1,085    20,400              SOLE            20,400
WWY      WRIGLEYS                             COM    982526105  450      7,100               SOLE            7,100
WYE      WYETH                                COM    983024100  314      8,400               SOLE            8,400
XLNX     XILINX                               COM    983919101  311      11,500              SOLE            11,500
XOM      EXXON MOBIL                          COM    30231G102  1,394    28,844              SOLE            28,844
ZMH      ZIMMER HOLDINGS                      COM    98956P102  316      4,000               SOLE            4,000

         TOTAL                                                  $49,500



* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE
SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I
BALANCED FUND AND EQUITY GROWTH FUND.
THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
FORM 13F REPORT